Business Combinations - Summary of Contingent Consideration Made up of the Components Recorded in other Payables in the Statement of Financial Position (Details)	May 17, 2021 USD ($)
Disclosure Of Business Combinations [Line Items]
Earn-out consideration, subject to achievement of certain revenue milestones	$ 3,189,972
Invoice Bazaar
Disclosure Of Business Combinations [Line Items]
Deferred cash consideration	2,000,000.0
Earn-out consideration, subject to achievement of certain revenue milestones	2,000,000
Payable on First Anniversary Upon Achievement of Cumulative Revenue Milestones | Invoice Bazaar
Disclosure Of Business Combinations [Line Items]
Deferred cash consideration	1,000,000
Payable on Second Anniversary Upon Achievement of Cumulative Revenue Milestones | Invoice Bazaar
Disclosure Of Business Combinations [Line Items]
Deferred cash consideration	$ 1,000,000